Securities (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Summary of Securities

$ millions, as at	2024 Jan. 31	2023 Oct. 31
	Carrying amount
Securities measured and designated at FVOCI	$69,071	$61,331
Securities measured at amortized cost (1)	68,166	67,294
Securities mandatorily measured and designated at FVTPL	91,000	82,723
	$228,237	$211,348
(1)	There were no sales of securities measured at amortized cost during the quarter (October 31, 2023: a realized gain of nil).

Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI
Fair value of debt securities measured and equity securities designated at FVOCI

$ millions, as at					2024 Jan. 31					2023 Oct. 31
	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	(1)	Gross unrealized gains	Gross unrealized losses	Fair value
Securities issued or guaranteed by:
Canadian federal government	$12,212		$13	$(5)	$12,220	$10,890		$16	$(9)	$10,897
Other Canadian governments	15,295		40	(39)	15,296	13,526		33	(74)	13,485
U.S. Treasury and agencies	25,986		11	(192)	25,805	22,383		4	(223)	22,164
Other foreign governments	5,122		21	(8)	5,135	5,632		21	(14)	5,639
Mortgage-backed securities	2,329		–	(25)	2,304	1,021		–	(43)	978
Asset-backed securities	1,017		2	(1)	1,018	944		–	(6)	938
Corporate debt	6,717		2	(21)	6,698	6,691		1	(34)	6,658
	68,678		89	(291)	68,476	61,087		75	(403)	60,759
Corporate equity (2)	581		46	(32)	595	556		48	(32)	572
	$69,259		$135	$(323)	$69,071	$61,643		$123	$(435)	$61,331
(1)	Net of allowance for credit losses for debt securities measured at FVOCI of $21 million (October 31, 2023: $22 million).
(2)	Includes restricted stock.

Summary of Allowance for Losses measured at FVOCI
Allowance for credit losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance for debt securities measured at FVOCI and amortized cost:

		Stage 1	Stage 2	Stage 3
$ millions, as at or for the three months ended		Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired (1)	Total
2024	Debt securities measured at FVOCI and amortized cost
Jan. 31	Balance at beginning of period	$8	$20	$14	$42
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	–	–	(1)
	Balance at end of period	$7	$20	$13	$40
	Comprises:
	Debt securities measured at FVOCI	1	20	–	21
	Debt securities measured at amortized cost	6	–	13	19
2023	Debt securities measured at FVOCI and amortized cost
Oct. 31	Balance at beginning of period	$8	$19	$14	$41
	Provision for (reversal of) credit losses (2)	–	–	(1)	(1)
	Write-offs	–	–	–	–
	Foreign exchange and other	–	1	1	2
	Balance at end of period	$8	$20	$14	$42
	Comprises:
	Debt securities measured at FVOCI	2	20	–	22
	Debt securities measured at amortized cost	6	–	14	20
2023	Debt securities measured at FVOCI and amortized cost (3)
Jan. 31	Balance at beginning of period	$7	$20	$12	$39
	Provision for credit losses (2)	–	–	–	–
	Write-offs	–	–	–	–
	Foreign exchange and other	(1)	(1)	–	(2)
	Balance at end of period	$6	$19	$12	$37
	Comprises:
	Debt securities measured at FVOCI	4	19	–	23
	Debt securities measured at amortized cost	2	–	12	14
(1)	Includes stage 3 ECL allowance on originated credit-impaired amortized cost debt securities.
(2)	Included in Gains (losses) from debt securities measured at FVOCI and amortized cost, net on our interim consolidated statement of income.
(3)	Certain information has been revised to conform to the current period presentation.